Share-Based Compensation - Schedule of Activity of Service-Based RSUs (Details) - RSUs [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Activity of Service-Based RSUs [Line Items]
Number of restricted shares, unvested beginning balance	50,000	26,850
Weighted average grant-date fair value, unvested beginning balance
Number of restricted shares, granted	550,000	63,410
Weighted average grant-date fair value, granted	$ 3,351,000	$ 30,220
Number of restricted shares, vested	(565,000)	(40,000)
Weighted average grant-date fair value, vested
Number of restricted shares, forfeited		(260)
Weighted average grant-date fair value, forfeited
Number of restricted shares, unvested ending balance	35,000	50,000
Weighted average grant-date fair value, unvested ending balance